Estimates, Significant Accounting Policies and Balance Sheet Detials (Components and useful lives of property, plant and equipment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment, Gross	$ 58,220	$ 50,869
Less - Accumulated depreciation	(7,303)	(5,782)
Property, plant and equipment, net	50,917	45,087
Land and improvements
Property, Plant and Equipment, Gross	659	686
Buildings and improvements (1 to 45 years)
Property, Plant and Equipment, Gross	1,784	1,526
Pipelines and equipment (5 to 83 years)
Property, Plant and Equipment, Gross	35,923	33,148
Natural gas and NGL storage facilities (5 to 46 years)
Property, Plant and Equipment, Gross	1,515	391
Bulk storage, equipment and facilities (2 to 83 years)
Property, Plant and Equipment, Gross	3,677	2,853
Retail equipment (2 to 99 years)
Property, Plant and Equipment, Gross	0	401
Vehicles (1 to 25 years)
Property, Plant and Equipment, Gross	241	220
Right of way (20 to 83 years)
Property, Plant and Equipment, Gross	3,374	2,573
Natural resources
Property, Plant and Equipment, Gross	434	484
Other (1 to 40 years)
Property, Plant and Equipment, Gross	517	743
Construction Work-In-Process [Member]
Property, Plant and Equipment, Gross	$ 10,096	$ 7,844
Minimum [Member] | Buildings and improvements (1 to 45 years)
Property, plant and equipment useful life, minimum in years	1 year
Minimum [Member] | Pipelines and equipment (5 to 83 years)
Property, plant and equipment useful life, minimum in years	5 years
Minimum [Member] | Natural gas and NGL storage facilities (5 to 46 years)
Property, plant and equipment useful life, minimum in years	5 years
Minimum [Member] | Bulk storage, equipment and facilities (2 to 83 years)
Property, plant and equipment useful life, minimum in years	2 years
Minimum [Member] | Retail equipment (2 to 99 years)
Property, plant and equipment useful life, minimum in years	2 years
Minimum [Member] | Vehicles (1 to 25 years)
Property, plant and equipment useful life, minimum in years	1 year
Minimum [Member] | Right of way (20 to 83 years)
Property, plant and equipment useful life, minimum in years	20 years
Minimum [Member] | Other (1 to 40 years)
Property, plant and equipment useful life, minimum in years	1 year
Maximum [Member] | Buildings and improvements (1 to 45 years)
Property, plant and equipment useful life, minimum in years	45 years
Maximum [Member] | Pipelines and equipment (5 to 83 years)
Property, plant and equipment useful life, minimum in years	83 years
Maximum [Member] | Natural gas and NGL storage facilities (5 to 46 years)
Property, plant and equipment useful life, minimum in years	46 years
Maximum [Member] | Bulk storage, equipment and facilities (2 to 83 years)
Property, plant and equipment useful life, minimum in years	83 years
Maximum [Member] | Retail equipment (2 to 99 years)
Property, plant and equipment useful life, minimum in years	99 years
Maximum [Member] | Vehicles (1 to 25 years)
Property, plant and equipment useful life, minimum in years	25 years
Maximum [Member] | Right of way (20 to 83 years)
Property, plant and equipment useful life, minimum in years	83 years
Maximum [Member] | Other (1 to 40 years)
Property, plant and equipment useful life, minimum in years	40 years